Fair Values of Assets Acquired and Liabilities Assumed (Detail) (CNY) In Thousands, unless otherwise specified		12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2012 Starway hotels	Dec. 31, 2012 Starway hotels Brand Names	Dec. 31, 2012 Starway hotels Noncompete Agreements	Dec. 31, 2012 Starway hotels Franchise agreements	Dec. 31, 2012 Starway hotels Property Plant and Equipment Minimum	Dec. 31, 2012 Starway hotels Property Plant and Equipment Maximum	Dec. 31, 2012 One Individual Hotel	Dec. 31, 2012 One Individual Hotel Franchise agreements	Dec. 31, 2012 One Individual Hotel Off-Market Favorable Lease	Dec. 31, 2012 One Individual Hotel Property Plant and Equipment Minimum	Dec. 31, 2012 One Individual Hotel Property Plant and Equipment Maximum	Dec. 31, 2011 Four Individual Hotels	Dec. 31, 2011 Four Individual Hotels Franchise agreements	Dec. 31, 2011 Four Individual Hotels Off-Market Favorable Lease	Dec. 31, 2011 Four Individual Hotels Property Plant and Equipment Minimum	Dec. 31, 2011 Four Individual Hotels Property Plant and Equipment Maximum	Dec. 31, 2010 Nine individual hotels	Dec. 31, 2010 Nine individual hotels Franchise agreements	Dec. 31, 2010 Nine individual hotels Off-Market Favorable Lease	Dec. 31, 2010 Nine individual hotels Unfavorable Lease Agreements	Dec. 31, 2010 Nine individual hotels Property Plant and Equipment Minimum	Dec. 31, 2010 Nine individual hotels Property Plant and Equipment Maximum
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible asset, estimated amortization period		indefinite		remaining contract terms				remaining contracts terms	remaining lease terms				remaining contracts terms	remaining lease terms				remaining contracts terms	remaining lease terms	remaining lease terms
Intangible asset, useful life			10 years
Current assets	954						127					2,199					33
Intangible assets	299											63
Property and equipment	667						4,668					10,980					25,550
Brand name	28,600
Favorable lease							2,470					5,847					20,800
Non-compete agreement	400
Deferred tax assets																	229
Franchise agreements	7,700						200					900					600
Goodwill	21,491						153					1,873					22,921
Current liabilities	(19,430)
Unfavorable lease																	(1,600)
Deferred tax liabilities	(9,174)						(618)					(1,462)					(4,800)
Noncontrolling interest	(14,215)
Total	17,292						7,000					20,400					63,733
Property and equipment, estimated useful life					5 years	10 years				5 years	10 years				5 years	10 years					5 years	10 years